OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments
The following table presents our revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2019

Revenues	$651	$26	$-	$76	$753

Operating loss	$(10,062)	$(419)	$(3,219)	$(7,466)	$(21,166)

Net financing expenses					$2,075

Loss before taxes on income					$(19,091)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2018

Revenues	$1,641	$106	$-	$-	$1,747

Operating loss	$(7,674)	$(456)	$(1,608)	$(10,251)	$(19,989)

Net financing expenses					$(793)

Loss before taxes on income					$(20,782)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2017

Revenues	$3,247	$134	$-	$-	$3,381

Operating loss	$(8,347)	$(210)	$(637)	$(12,753)	$(21,947)

Net financing income					$1,120

Loss before taxes on income					$(20,827)

Schedule of Major Customers
Revenues from major customers each of whom amounts to 10% or more, of total revenues:

	Year ended December 31,
	2019	2018	2017

Customer A (shareholder)	-	38%	66%
Customer B	-	19%	10%
Customer C	*)-	13%	*)-
Customer D (subsidiary shareholder)	33%	-	-
Customer E	24%	-	-
Customer F	13%	*)-	-
Customer G	13%	-	-

*) Represents an amount lower than 10%.

Schedule of Geographical Information
Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2019	2018	2017

United States	33%	57%	76%
Germany	2%	13%	10%
Israel	35%	12%	6%
Brazil	28%	6%	-
Other	2%	12%	8%

	100%	100%	100%

Schedule of Percentage of Non-Current Assets
The carrying amounts of non-current assets (property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the united states based on the location of the assets, are as follows:

	December 31,
	2019	2018	2017

United States	88%	14%	12%
Israel	12%	86%	88%

	100%	100%	100%